Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill
As of March 31, 2019 and December 31, 2018, the Company had a goodwill balance of $835.4 million and $834.9 million, respectively. The change in the carrying amount of goodwill during the three months ended March 31, 2019 was the result of foreign currency translation adjustments.
Intangible assets, net
The following table presents intangible asset balances (in thousands):

	March 31, 2019			December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives
Definite-lived intangible assets:
Customer contracts	$965,670	$(737,443)	$228,227	$964,100	$(717,648)	$246,452	10 years
2GIG 2.0 technology	17,000	(15,603)	1,397	17,000	(15,292)	1,708	8 years
Other technology	2,917	(1,771)	1,146	2,917	(1,667)	1,250	5 - 7 years
Space Monkey technology	7,100	(6,019)	1,081	7,100	(5,756)	1,344	6 years
Patents	12,245	(9,136)	3,109	12,123	(8,415)	3,708	5 years
Total definite-lived intangible assets:	$1,004,932	$(769,972)	$234,960	$1,003,240	$(748,778)	$254,462

Indefinite-lived intangible assets:
IP addresses	564	—	564	564	—	564
Domain names	59	—	59	59	—	59
Total Indefinite-lived intangible assets	623	—	623	623	—	623
Total intangible assets, net	$1,005,555	$(769,972)	$235,583	$1,003,863	$(748,778)	$255,085

During the year ended December 31, 2016, Vivint Wireless entered into leasing agreements with Nextlink Wireless, LLC (“Nextlink”) for designated radio frequency spectrum in 40 mid-sized metropolitan markets. The lease term was for seven years, with an option to become the licensor of record with the Federal Communications Commission (“FCC”) with respect to the applicable spectrum licenses at the end of this term for a nominal fee. The Company acquired $31.3 million of spectrum licenses, measured using the present value of the lease payments, and recorded an intangible asset and a corresponding liability within other long-term obligations. While licenses are issued for only a fixed time, such licenses are subject to renewal by the FCC.
On January 10, 2018, Vivint Wireless and Verizon consummated the transactions contemplated by a termination agreement to which the parties agreed, among other things, to terminate the spectrum leases between Vivint Wireless and Nextlink, a subsidiary of Verizon, in exchange for a cash payment by Verizon to Vivint Wireless. The calculation of the gain recorded for the three months ended March 31, 2018 included cash proceeds of $55.0 million, extinguishment of the spectrum license liability of $27.9 million, offset by the write-off of the spectrum license asset in the amount of $31.3 million and regulatory costs associated with the sale of $1.2 million for a total net gain on sale of $50.4 million which is included in other income, net in the condensed consolidated statement of operations.
Amortization expense related to intangible assets was approximately $20.3 million and $22.7 million for the three months ended March 31, 2019 and 2018, respectively.
As of March 31, 2019, the remaining weighted-average amortization period for definite-lived intangible assets was 4.0 years. Estimated future amortization expense of intangible assets, excluding approximately $0.3 million in patents currently in process, is as follows as of March 31, 2019 (in thousands):

2019 - Remaining Period	$59,216
2020	67,990
2021	58,709
2022	48,759
2023	28
Thereafter	—
Total estimated amortization expense	$234,702

Goodwill and Intangible Assets
Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2017, were as follows (in thousands):

Balance as of January 1, 2017	$835,233
Effect of Foreign Currency Translation	1,737
Balance as of December 31, 2017	836,970
Effect of Foreign Currency Translation	(2,115)
Balance as of December 31, 2018	$834,855

Intangible assets, net
The following table presents intangible asset balances as of December 31, 2018 and 2017 (in thousands):

	December 31, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives
Definite-lived intangible assets:
Customer contracts	$964,100	$(717,648)	$246,452	$970,147	$(637,780)	$332,367	10 years
2GIG 2.0 technology	17,000	(15,292)	1,708	17,000	(13,274)	3,726	8 years
Other technology	2,917	(1,667)	1,250	2,917	(1,250)	1,667	5 - 7 years
Space Monkey technology	7,100	(5,756)	1,344	7,100	(4,066)	3,034	6 years
Patents	12,123	(8,415)	3,708	10,616	(5,835)	4,781	5 years
Total definite-lived intangible assets:	1,003,240	(748,778)	254,462	1,007,780	(662,205)	345,575

Indefinite-lived intangible assets:
Spectrum licenses	—	—	—	31,253	—	31,253
IP addresses	564	—	564	564	—	564
Domain names	59	—	59	59	—	59
Total Indefinite-lived intangible assets	623	—	623	31,876	—	31,876
Total intangible assets, net	$1,003,863	$(748,778)	$255,085	$1,039,656	$(662,205)	$377,451

During the year ended December 31, 2016, Vivint Wireless entered into leasing agreements with Nextlink Wireless, LLC (“Nextlink”) for designated radio frequency spectrum in 40 mid-sized metropolitan markets. The lease term was for seven years, with an option to become the licensor of record with the Federal Communications Commission ("FCC") with respect to the applicable spectrum licenses at the end of this initial term for a nominal fee. The Company acquired $31.3 million of spectrum licenses, measured using the present value of the lease payments, and recorded an intangible asset and a corresponding liability within other long-term obligations. While licenses are issued for only a fixed time, such licenses are subject to renewal by the FCC.
On January 10, 2018, Vivint Wireless and Verizon consummated the transactions contemplated by a termination agreement to which the parties agreed, among other things, to terminate the spectrum leases between Vivint Wireless and Nextlink, a subsidiary of Verizon, in exchange for a cash payment by Verizon to Vivint Wireless. The calculation of the gain recorded included cash proceeds of $55.0 million, extinguishment of the spectrum license liability of $27.9 million, offset by the write-off of the spectrum license asset in the amount of $31.3 million and regulatory costs associated with the sale of $1.3 million for a total net gain on sale of $50.4 million which is included in other income, net in the consolidated statement of operations.
During the year ended December 31, 2018 and 2017, the Company added $1.7 million and $2.0 million of intangibles related to patents, respectively. Amortization expense related to intangible assets was approximately $90.9 million, $101.8 million and $116.9 million for the years ended December 31, 2018, 2017, and 2016, respectively.
As of December 31, 2018, the remaining weighted-average amortization period for definite-lived intangible assets was 3.9 years. Estimated future amortization expense of intangible assets, excluding approximately $0.3 million in patents currently in process, is as follows as of December 31, 2018 (in thousands):

2019	$79,062
2020	67,807
2021	58,578
2022	48,674
2023	47
Thereafter	11
Total estimated amortization expense	$254,179